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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2006

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Anthony J. Park
           Title: Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8100

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Anthony J. Park                      Jacksonville, Florida   February 20, 2007
--------------------------------------       [City, State]           [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total:   $207,134
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.
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                                 FORM 13F REPORT

          NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

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
                                                                                                                   VOTING AUTHORITY
                                    TITLE OF                  VALUE    SHARES/    SH/  PUT/   INVSTMT   OTHER     ------------------
    NAME OF ISSUER                   CLASS        CUSIP      (X1000)   PRN AMT    PRN  CALL   DSCRETN  MANAGERS   SOLE  SHARED  NONE
    --------------                   -----        -----      -------   -------    ---  ----   -------  --------   ----  ------  ----
APPLE COMPUTER INC                   COMMON    037833-10-0    25,452    300,000    SH         DEFINED      1        x
WAL-MART STORES INC                  COMMON    931142-10-3    13,854    300,000    SH         DEFINED      1        x
JOHNSON & JOHNSON                    COMMON    478160-10-4     9,903    150,000    SH         DEFINED      1        x
HALLIBURTON CO.                      COMMON    406216-10-1     9,641    310,500    SH         DEFINED      1        x
NTN BUZZTIME INC.                    COMMON    629410-30-9     9,103  6,644,611    SH         DEFINED      1        x
BEST BUY CO., INC                    COMMON    086516-10-1     8,608    175,000    SH         DEFINED      1        x
BHP BILLITON LTD.                    COMMON    088606-10-8     7,950    200,000    SH         DEFINED      1        x
SEASPAN CORP.                        COMMON    Y75638-10-9     7,773    336,200    SH         DEFINED      1        x
VALERO ENERGY CORP.                  COMMON    91913Y-10-0     7,674    150,000    SH         DEFINED      1        x
SANDISK CORP.                        COMMON    80004C-10-1     7,530    175,000    SH         DEFINED      1        x
US AIRWAYS GROUP INC.                COMMON    90341W-10-8     6,731    125,000    SH         DEFINED      1        x
CORILLIAN CORP                       COMMON    218725-10-9     6,471  1,716,500    SH         DEFINED      1        x
NEW CENTURY FINANCIAL CORP           COMMON    6435EV-10-8     6,318    200,000    SH         DEFINED      1        x
COLEY PHARMACEUTICAL GROUP INC.      COMMON    19388P-10-6     5,933    612,322    SH         DEFINED      1        x
ABRAXAS PATROLEUM CORP.              COMMON    003830-10-6     5,818  1,882,800    SH         DEFINED      1        x
CITIGROUP INC.                       COMMON    172967-10-1     5,570    100,000    SH         DEFINED      1        x
KB HOME                              COMMON    48666K-10-9     5,128    100,000    SH         DEFINED      1        x
ALCAN INC.                           COMMON    013716-10-5     4,874    100,000    SH         DEFINED      1        x
WYNN RESORTS LTD.                    COMMON    983134-10-7     4,711     50,200    SH         DEFINED      1        x
NEWMONT MINING CORP                  COMMON    651639-10-6     4,515    100,000    SH         DEFINED      1        x
GLACIER BANCORP INC.                 COMMON    37637Q-10-5     4,451    182,135    SH         DEFINED      1        x
YAHOO INC.                           COMMON    984332-10-6     3,831    150,000    SH         DEFINED      1        x
YRC WORLDWIDE INC.                   COMMON    984249-10-2     3,773    100,000    SH         DEFINED      1        x
TELECOM CORP. OF NEW ZEALAND LTD.    COMMON    879278-20-8     3,150    117,000    SH         DEFINED      1        x
MICROSOFT                            COMMON    594918-10-4     2,986    100,000    SH         DEFINED      1        x
NABORS INDUSTRIES LTD (BERMUDA)      COMMON    G6359F-10-3     2,978    100,000    SH         DEFINED      1        x
TEXAS INSTRUMENTS INC                COMMON    882508-10-4     2,880    100,000    SH         DEFINED      1        x
WEATHERFORD INTL LTD                 COMMON    G95089-10-1     2,817     67,400    SH         DEFINED      1        x
INTEL CORP                           COMMON    458140-10-0     2,531    125,000    SH         DEFINED      1        x
SARA LEE CORP.                       COMMON    803111-10-3     2,517    147,800    SH         DEFINED      1        x
COEUR D 'ALENE MINES CORP IDAHO      COMMON    192108-10-8     2,475    500,000    SH         DEFINED      1        x
GOLDCORP INC.                        COMMON    380956-40-9     2,133     75,000    SH         DEFINED      1        x
BEA SYSTEMS INC.                     COMMON    073325-10-2     1,887    150,000    SH         DEFINED      1        x
NEW YORK COMMUNITY BANCORP INC.      COMMON    649445-10-3     1,610    100,000    SH         DEFINED      1        x
CONTINENTAL AIRLINES INC.            COMMON    210795-30-8     1,444     35,000    SH         DEFINED      1        x
DOCUMENT SECURITY SYSTMES INC.       COMMON    25614T-10-1     1,404    126,500    SH         DEFINED      1        x
NORTHGATE MINERALS CORP.             COMMON    666416-10-2       696    200,000    SH         DEFINED      1        x
UNIVERSAL CORP VA                    COMMON    913456-10-9        10        200    SH         DEFINED      1        x
Landamerica Finl Group, Inc.         COMMON    514936-10-3         2         37    SH         DEFINED      1        x
COMCAST CORP NEW                     COMMON    20030N-10-1         0          1    SH         DEFINED      1        x


                                                             207,134 16,104,206
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